Schedule of Convertible Notes Payable (Details) - USD ($)		Sep. 30, 2023	Jul. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payable
Senior Convertible Notes and Warrants	[1]	$ 118,000			$ 3,491,000
Convertible Notes and Warrants	[2]	150,000
Convertible Note and Restricted Shares	[3]	462,000
Total notes payable		730,000	$ 100,000		3,491,000
Less debt discount		(61,000)			0	$ (2,326,000)
Total senior convertible notes payable, net		$ 669,000	$ 100,000	$ 100,000	$ 3,491,000	$ 1,265,000

[1]	Senior Convertible Notes and Warrants
[2]	Convertible Promissory Notes and Warrants
[3]	Convertible Promissory Notes and Restricted Shares